Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 9,333	$ 16,393
Trade and other receivables	2,783	2,357
Inventories (note 4)	1,821	2,691
Income taxes receivable		114
Prepaid expenses and other assets (note 5)	2,566	2,426
Total current assets	16,503	23,981
Non-current assets
Restricted cash and cash equivalents	132	123
Property and equipment (note 6)	10,923	10,966
Total non-current assets	11,055	11,089
Total assets	27,558	35,070
Current liabilities
Payables and accrued liabilities (note 7)	3,056	4,730
Provisions	228	376
Income taxes payable	118	105
Current portion of deferred revenues (note 3)	19	120
Current portion of lease liabilities	209	271
Warrant liability (note 9)	1,889	1,563
DSU liability	13	48
Total current liabilities	5,532	7,213
Non-current liabilities
Deferred revenues (note 3)	1,028	914
Provisions	46	9
Lease liabilities	2,049	2,039
Employee future benefits (note 8)	11,806	11,734
Total non-current liabilities	14,929	14,696
Total liabilities	20,461	21,909
Shareholders’ equity
Share capital (note 10)	22,600	22,486
Contributed surplus	4,190	4,268
Retained earnings (accumulated deficit)	(17,227)	(12,110)
Accumulated other comprehensive loss	(2,466)	(1,483)
Total Shareholders’ equity	7,097	13,161
Total liabilities and shareholders’ equity	$ 27,558	$ 35,070